Schedule of other long-term liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Other Long-term Liabilities
CVR liabilities (note 19)	$ 2,306	$ 3,019
Other liabilities due to non-controlling interests holders (note 23)	619	693
Due to related party (note 24)	801	861
Payable to SFF previous directors	434	577
Other long-term liabilities	$ 4,160	$ 5,150